Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an Equity Award Grant Policy (“Equity Award Policy”) governing the timing of grants of options and other equity awards. We did not award options in the last fiscal year. Consistent with the Corporation’s 2023 Stock Incentive Plan, the Board has delegated the authority to grant equity awards to Mr. MacFarlane and the Vice President of Human Resources - with the exception of grants to the Corporation’s officers as defined by Rule 16a-1 of the Securities Exchange Act. The Equity Award Policy provides that equity award grants may be made by the Board, Compensation and Human Capital Management Committee, Mr. MacFarlane or the Vice President of Human Resources at the regularly scheduled February Board meetings for the executive officers and select employees and at the regularly scheduled April Board meetings for non-employee Directors and other employees. Grants of equity awards to new hires or for purposes of recognition or retention who are not Executive Officers also may be made on a monthly basis, on the first day of the month or, if not a business day, the next succeeding business day. Any special grants made to the executive officers must be approved by the Compensation and Human Capital Management Committee and ratified by the Board of Directors at the next meeting. No grant of an equity award to a new hire may be made prior to the date of the new hire’s employment.
The Corporation will not purposefully accelerate or delay the public release of material information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable share price. The Corporation recognizes, however, that a release of information in close proximity to an equity award could create the appearance of an effort to time the grantee’s equity award to the grantee’s benefit, even if no such benefit was intended. Accordingly, equity awards are granted based on a predetermined schedule whenever possible.

Award Timing Method
The Corporation will not purposefully accelerate or delay the public release of material information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable share price. The Corporation recognizes, however, that a release of information in close proximity to an equity award could create the appearance of an effort to time the grantee’s equity award to the grantee’s benefit, even if no such benefit was intended. Accordingly, equity awards are granted based on a predetermined schedule whenever possible.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Corporation will not purposefully accelerate or delay the public release of material information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable share price. The Corporation recognizes, however, that a release of information in close proximity to an equity award could create the appearance of an effort to time the grantee’s equity award to the grantee’s benefit, even if no such benefit was intended. Accordingly, equity awards are granted based on a predetermined schedule whenever possible.

MNPI Disclosure Timed for Compensation Value	false